Stock-based payment plans - Warrants (BSA) (Details)		3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 18, 2016	Mar. 31, 2018 EquityInstruments $ / EquityInstruments	Jun. 30, 2018 USD ($) EquityInstruments shares	Dec. 31, 2017 EquityInstruments	Jun. 30, 2017 EquityInstruments	Dec. 31, 2016 EquityInstruments
Warrants
Vesting period			4 years
8-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate				0.125
1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate	1
Employee warrants (BSA)
Warrants
Minimum percentage of subscribed price over the exercise price			5.00%
Number of employee warrants exercisable			9,560
Number of ordinary shares for exercisable employee warrants | shares			73,162
Weighted average exercise price of employee warrants exercisable | $			$ 11.82
Number of employee warrants outstanding			178,162
Employee warrants (BSA) | 8-for-1 conversion rate
Warrants
Number of employee warrants outstanding			220,000		300,000	300,000
Employee warrants (BSA) | 1-for-1 conversion rate
Disclosure of terms and conditions of share-based payment arrangement [line items]
Reverse share split rate		1
Warrants
Number of warrants granted		38,244
Exercise price per employee warrant | $ / EquityInstruments		48.16
Grant date fair value per employee warrant | $ / EquityInstruments		16.73
Vesting period		1 year
Number of employee warrants outstanding		38,244	88,000	50,000	45,000	18,000